 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending December 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
12/5/03	Shares of beneficial interest	1,600	8.73	9.66	Merrill Lynch
12/11/03	Shares of beneficial interest	16,800	8.76	9.62	Merrill Lynch
12/11/03	Shares of beneficial interest	6,200	8.7406	9.62	Merrill Lynch
12/16/03	Shares of beneficial interest	19,000	8.76	9.65	Merrill Lynch
12/23/03	Shares of beneficial interest	19,000	8.80	9.69	Merrill Lynch
12/26/03	Shares of beneficial interest	1,500	8.79	9.70	Merrill Lynch
12/29/03	Shares of beneficial interest	21,000	8.82	9.70	Merrill Lynch
12/30/03	Shares of beneficial interest	21,000	8.82	9.70	Merrill Lynch

Total Shares Repurchased: 106,100

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management